Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term borrowings
Schedule of short-term borrowings

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Unsecured government loan	8,000	18,000	2,889
Unsecured bank loans	710,000	620,009	99,518
Secured bank loans (note 3)	98,150	37,770	6,063
Total	816,150	675,779	108,470